Going Concern (Details Narrative) - USD ($)	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (2,508,268)	$ (289,831)	$ (94,051)